Off-balance sheet commitments (Details 1) - BRL (R$) R$ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Offbalance Sheet Commitments [Abstract]
Commitments to extend credit	[1]	R$ 248,455,570	R$ 228,113,067
Financial guarantees	[2]	78,231,145	72,870,964
Letters of credit for imports		1,411,197	361,593
Total		R$ 328,097,912	R$ 301,345,624

[1]	Includes available lines of credit, limits for credit cards, personal loans, housing loans and overdrafts;
[2]	Refers to guarantees mostly provided for Corporate customers.